Taxes Recoverable and Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Taxes Recoverable and Payable [Abstract]
Schedule of Taxes Recoverable and Payable	Taxes recoverable consist of the following (in thousands):
	March 31	December 31
	2024	2023
	(in thousands)
Taxes recoverable	$683	$631
Less: Taxes payable	(13)	(14)
Total	$670	$617
Taxes recoverable and payable consist of VAT taxes payable and receivable from various European governments through group transactions in these countries. Taxes recoverable consist of the following (in thousands):
	Year Ended December 31,
	2023	2022
	(in thousands)
Taxes recoverable	$631	$1,388
Less: Taxes payable	(14)	(616)
Total	$617	$772